Note 18 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
2015	FirstService Residential	FirstService Brands	Corporate	Consolidated

Revenues	$1,017,506	$246,571	$-	$1,264,077
Depreciation and amortization	21,041	7,840	103	28,984
Operating earnings (loss)	47,550	35,079	(11,882)	70,747
Other income, net				(60)
Interest expense, net				(9,077)
Income taxes				(23,412)

Net earnings				$38,198

Total assets	$349,507	$239,394	$11,582	$600,483
Total additions to long lived assets	22,006	8,541	53	30,600
2014	FirstService Residential	FirstService Brands	Corporate	Consolidated

Revenues	$919,545	$212,457	$-	$1,132,002
Depreciation and amortization	19,644	6,734	96	26,474
Operating earnings (loss)	25,712	30,559	(10,650)	45,621
Other expense, net				(255)
Interest expense, net				(6,932)
Income taxes				(12,242)

Net earnings				$26,192

Total assets	$405,150	$253,225	$(42,831)	$615,544
Total additions to long lived assets	23,208	16,423	-	39,631
2013	FirstService Residential	FirstService Brands	Corporate	Consolidated

Revenues	$844,952	$193,135	$-	$1,038,087
Depreciation and amortization	30,655	8,557	104	39,316
Operating earnings (loss)	23,110	23,201	(9,228)	37,083
Other expense, net				(20)
Interest expense, net				(12,826)
Income taxes				(5,785)

Net earnings				$18,452

Total assets	$430,994	$226,649	$(47,346)	$610,297
Total additions to long lived assets	22,386	291	-	22,677

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2015	2014	2013

United States
Revenues	$1,181,435	$1,040,356	$950,046
Total long-lived assets	321,279	310,825	298,221

Canada
Revenues	$82,642	$91,646	$88,041
Total long-lived assets	36,420	44,688	39,942

Consolidated
Revenues	$1,264,077	$1,132,002	$1,038,087
Total long-lived assets	357,699	355,513	338,163